SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vesting period	4 years
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,133,883
Total intrinsic value of options exercised	$ 770	$ 626	$ 4,617
Total unrecognized compensation cost	$ 1,662	$ 2,053	$ 1,980
Additional Shares authorized		16,256,688
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 1.06	$ 1.39	$ 1.79
RSU [Member]
Weighted average grant date fair value of options granted	$ 2.11	$ 2.79	$ 3.23
Weighted average period	1 year
Total unrecognized compensation cost	$ 1,730